UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X];  Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California            May 15, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:         16

Form 13F Information Table Value Total:    $21,435
                                         (thousands)

List of Other Included Managers:              None

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
AOL Time Warner Inc             Common     00184A105    2,729     115,400    SH          Sole             115,400     0         0
Cisco Systems, Inc.             Common     17275R102    1,524      90,000    SH          Sole              90,000     0         0
eBay, Inc.                      Common     278642103    1,133      20,000    SH          Sole              20,000     0         0
Flextronics Intl. Ltd.          Common     Y2573F102    2,281     125,000    SH          Sole             125,000     0         0
I2 Technologies, Inc.           Common     465754109      719     142,000    SH          Sole             142,000     0         0
Informatica Corp.               Common     45666Q102      724     100,000    SH          Sole             100,000     0         0
Linear Technology Corp.         Common     535678106    2,874      65,000    SH          Sole              65,000     0         0
Maxim Integrated Products, Inc. Common     57772K101      557      10,000    SH          Sole              10,000     0         0
Network Appliance, Inc.         Common     64120L104      815      40,000    SH          Sole              40,000     0         0
Powerwave Technologies, Inc.    Common     739363109    1,094      85,000    SH          Sole              85,000     0         0
Quest Software, Inc.            Common     74834T103    1,058      70,000    SH          Sole              70,000     0         0
Siebel Systems, Inc.            Common     826170102      326      10,000    SH          Sole              10,000     0         0
TEXAS INSTRUMENTS INC.          Common     882508104    2,152      65,000    SH          Sole              65,000     0         0
Ticketmaster                    Common     88633P203    1,775      60,000    SH          Sole              60,000     0         0
Veritas Software Company        Common     923436109      877      20,000    SH          Sole              20,000     0         0
Xilinx Inc.                     Common     983919101      797      20,000    SH          Sole              20,000     0         0

                                             Total     21,435